Loans and liquidity investments - Difference between book value and amount required to be paid at maturity (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Difference between book value and amount required to be paid at maturity
Sum of amounts exceeding nominal	kr 143	kr 4
Sum of amounts falling below nominal	kr (39)	kr (57)